Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 188,216,060.87
Previously Paid Amount	139.00
Total Fee Amount	25,104.15
Total Offset Amount
Net Fee	$ 24,965.15
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A